Partnership Distributions - Cash Distributions Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Dividends Payable [Line Items]
Total quarterly distribution per unit		$ 0.23125	[1]	$ 0.21375	$ 0.19750	$ 0.17875	$ 0.03587
Total quarterly cash distribution		$ 50,620	[1]	$ 46,789	$ 43,232	$ 39,128	$ 7,852
Western Gas Partners [Member]
Dividends Payable [Line Items]
Total quarterly distribution per unit	$ 0.300	$ 0.600	[2]	$ 0.580	$ 0.560	$ 0.540	$ 0.520	$ 0.500	$ 0.480	$ 0.460	$ 0.440	$ 0.420	$ 0.405	$ 0.390
Total quarterly cash distribution		$ 92,609	[2]	$ 83,986	$ 79,315	$ 70,143	$ 65,657	$ 56,346	$ 52,425	$ 46,053	$ 43,027	$ 40,323	$ 36,063	$ 33,168

[1]	On January 20, 2014, the board of directors of WGP GP declared a cash distribution to WGP unitholders of $0.23125 per unit, or $50.6 million in aggregate. The cash distribution was paid on February 21, 2014, to WGP unitholders of record at the close of business on January 31, 2014.
[2]	On January 20, 2014, the board of directors of WES GP declared a cash distribution to WES unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to WES unitholders of record at the close of business on January 31, 2014.